Leases (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	¥ 8,917	¥ 7,951	¥ 6,763
Short-term lease cost	3,358	3,181	2,782
Total	12,275	11,132	9,545
Cash paid for operating leases	¥ 9,086	¥ 7,915	¥ 6,715